Condensed Statement of Operations and Comprehensive Income (Loss) (Parenthetical) - shares	2 Months Ended	3 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Common Class B [Member]
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000	2,000,000